Equity - Summary of Movements in Ordinary Share Capital (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 549,326	$ 481,052	$ 546,008
Transactions with owners in their capacity as owners:
Exercise of share options ,shares | shares		4,823,404	313,108
Ending balance	$ 581,397	$ 549,326	$ 481,052
Issued Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, Shares | shares	583,949,612	498,626,208	482,639,654
Beginning balance	$ 1,051,450	$ 910,405	$ 889,481
Transactions with owners in their capacity as owners:
Exercise of share options ,shares | shares		4,223,404	313,108
Exercise of share options	$ 9,223	$ 4,364	$ 258
Transfer to employee share trust, shares | shares	3,450,000
Share based compensation for services rendered, shares | shares	1,187,168	600,000	1,209,187
Share based compensation for services rendered	$ 1,867	$ 864	$ 1,170
Transaction costs arising on share issue	$ (1,312)	$ (6,871)	$ (817)
Total contributions of equity during the period, shares | shares	64,746,458	85,323,404	15,986,554
Total contributions of equity during the period	$ 106,809	$ 137,840	$ 20,611
Share options reserve transferred to equity on exercise of options	$ 4,894	$ 3,205	$ 313
Ending balance, Shares | shares	648,696,070	583,949,612	498,626,208
Ending balance	$ 1,163,153	$ 1,051,450	$ 910,405
Placement Agreement | Issued Capital
Transactions with owners in their capacity as owners:
Placement of shares under a share placement agreement, shares | shares	60,109,290	80,500,000	14,464,259
Placement of shares under a share placement agreement	$ 97,031	$ 139,483	$ 20,000